CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions		Sep. 30, 2017	Mar. 31, 2017
CONSOLIDATED BALANCE SHEETS [Abstract]
Loans receivable, fair value	[1]	¥ 542,686	¥ 537,664
Receivables from customers, fair value		19,703	1,281
Securities purchased under agreements to resell, fair value		1,111,277	1,089,000
Trading assets, securities pledged as collateral		5,835,380	5,123,444
Trading assets, fair value		6,152	7,334
Private equity investments, fair value		7,085	7,451
Office buildings, land, equipment and facilities, net of accumulated depreciation and amortization		472,229	445,000
Other assets, fair value		186,630	177,726
Short-term borrowings, fair value		488,045	401,300
Securities sold under agreements to repurchase, fair value		498,645	390,677
Securities loaned, fair value		162,114	149,377
Other liabilities, fair value		21,098	11,202
Long-term borrowings, fair value		¥ 2,900,063	¥ 2,562,962
Common stock
Authorized		6,000,000,000	6,000,000,000
Issued		3,822,562,601	3,822,562,601
Outstanding		3,486,142,097	3,528,429,451
Common stock held in treasury, shares		336,420,504	294,133,150

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.